4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 9) - Designated as Cash Flow Hedge [Member] - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Value (notional)		R$ 477.0	R$ 568.7
Fair value	[1]	R$ 1,679.5	1,954.9
Export Prepayment - PPEs [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Hedge object		Exchange
Reference currency (notional)		USD
Value (notional)		R$ 208.3	300.0
Fair value	[1]	R$ 689.2	977.7
Senior Unsecured Notes - Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Hedge object		Exchange
Reference currency (notional)		USD
Value (notional)		R$ 268.7	268.7
Fair value	[1]	R$ 990.3	R$ 977.2

[1]	Reference value converted by the Ptax rate at the end of the period or partial revocation dates. This amount shows the total that may impact the Company's shareholders' equity.